ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Liabilities:
Warrant liability - non-current	$ 96	$ 959
Level 3
Liabilities:
Warrant liability - non-current	$ 96	$ 959